Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 01, 2017
Registrant Name	dei_EntityRegistrantName	MUTUAL FUND SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001355064
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	mfst
Document Creation Date	dei_DocumentCreationDate	Feb. 01, 2017
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2017
Prospectus Date	rr_ProspectusDate	Feb. 01, 2017
Empiric 2500 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's goal is to achieve capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 10 and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 34 and Waiver of Up-Front Sales Charge on Class A Shares on page 35.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The portfolio turnover rate of the Fund for the fiscal year ended September 30, 2016 was 171% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	171.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by primarily investing in the equity securities of companies included in the Russell 2500 Growth Index. The Russell 2500 Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe and includes approximately 1,400 of the smallest securities based on a combination of their market cap and current index membership.

The Fund seeks capital appreciation by investing in companies that the Advisor believes are undervalued and that have characteristics the Advisor deems will likely cause those stocks to appreciate in the near future. Decisions to buy or sell securities in the Fund’s portfolio are based on such characteristics including the sector or industry the company is in, certain ratios of the company such as return-on-equity or margins, the size of the company, past and future growth of the company, analysts’ expectations, earnings surprises and other characteristics the Advisor believes may impact the appreciation of stocks. The Advisor practices quantitative techniques in the selection of stocks using a computer screening process to assist it in finding investment opportunities. Qualitative factors are considered in investment selection, but their influence is usually minimal.

The Fund’s investment strategy typically results in a portfolio turnover rate in excess of 100% on an annual basis. The methodology used by the Advisor in selecting securities for the Fund’s portfolio generally results in higher portfolio turnover as the turmoil in the stock market increases.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's returns will vary and you could lose money on your investment in the Fund. The following summarizes the principal risks of the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Equity Securities Risks. Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions, which tend to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results.

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Small and Mid Capitalization Stock Risk.  The earnings and prospects of smaller-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Smaller-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Portfolio Turnover Risk. The Fund may make changes in its portfolio consistent with the Fund’s policies when we believe doing so is in the best interest of the Fund. The Fund anticipates turnover to be considerably higher than that of comparable funds. High turnover may increase transaction costs, increase taxable gains and negatively affect performance. A high rate of portfolio turnover is 100% or more, and the Fund’s is expected to be 100% or more. The Advisor considers the effects of higher turnover when evaluating short-term investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's returns will vary and you could lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund's Class A shares for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund's Class A shares over time to the performance of a broad-based market index. The Fund was reorganized on April 5, 2013 from a series of the Empiric Funds, Inc., a Maryland corporation, (the “Predecessor Fund”) to a series of Mutual Fund Series Trust, an Ohio business trust (the “Reorganization”). The Fund is a continuation of the Predecessor Fund and, therefore, the performance information includes performance of the Predecessor Fund. You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class C shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C shares would be different from Class A shares because Class C shares have different expenses than Class A shares. Updated performance information is available at www.empiricfunds.com or by calling 1-888-839-7424.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-839-7424
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.empiricfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Figures do not reflect sales charges. If they did, returns would be lower. Returns for Class C shares, which are not shown, would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Figures do not reflect sales charges. If they did, returns would be lower. Returns for Class C shares, which are not shown, would be lower.

During the period shown in the bar chart, the highest return for a quarter was 19.39% (quarter ended September 30, 2009), and the lowest return for a quarter was (21.99)% (quarter ended September 30, 2011).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.99%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2016)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund’s primary benchmark was changed from the Russell 2500 Index to the Russell 2500 Growth Index as it was determined that the Russell 2500 Growth Index is the more appropriate broad based securities market index to compare the Fund’s performance because of the Fund's growth focused investment strategy.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A shares. After-tax returns for Class C shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Fund’s primary benchmark was changed from the Russell 2500 Index to the Russell 2500 Growth Index as it was determined that the Russell 2500 Growth Index is the more appropriate broad based securities market index to compare the Fund’s performance because of the Fund's growth focused investment strategy.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for Class C shares will vary.

Empiric 2500 Fund | Russell 2500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.59%
5 Years	rr_AverageAnnualReturnYear05	14.54%
10 Years	rr_AverageAnnualReturnYear10	7.69%
Empiric 2500 Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EMCAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.84%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.09%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.98%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	764
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,182
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,625
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,848
Annual Return 2007	rr_AnnualReturn2007	15.04%
Annual Return 2008	rr_AnnualReturn2008	(35.13%)
Annual Return 2009	rr_AnnualReturn2009	28.05%
Annual Return 2010	rr_AnnualReturn2010	(0.07%)
Annual Return 2011	rr_AnnualReturn2011	(9.88%)
Annual Return 2012	rr_AnnualReturn2012	10.96%
Annual Return 2013	rr_AnnualReturn2013	43.03%
Annual Return 2014	rr_AnnualReturn2014	6.63%
Annual Return 2015	rr_AnnualReturn2015	(13.45%)
Annual Return 2016	rr_AnnualReturn2016	11.30%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.88%
5 Years	rr_AverageAnnualReturnYear05	8.97%
10 Years	rr_AverageAnnualReturnYear10	2.83%
Empiric 2500 Fund | Class A | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.88%
5 Years	rr_AverageAnnualReturnYear05	7.09%
10 Years	rr_AverageAnnualReturnYear10	1.58%
Empiric 2500 Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.76%
5 Years	rr_AverageAnnualReturnYear05	6.25%
10 Years	rr_AverageAnnualReturnYear10	1.89%
Empiric 2500 Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EMCCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.84%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.84%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 276
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	870
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,489
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,159
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.30%
5 Years	rr_AverageAnnualReturnYear05	9.43%
10 Years	rr_AverageAnnualReturnYear10	2.67%

[1]	The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses, such as litigation) at 1.98% and 2.73% for Class A and Class C, respectively, through January 31, 2018. This agreement may only be terminated by the Trust's Board of Trustees on 60 days' written notice to the Advisor, and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three fiscal years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture.